Receivable Due from Disposal of Discontinued Operations	6 Months Ended
Jun. 30, 2024
Receivable Due from Disposal of Discontinued Operations [Abstract]
RECEIVABLE DUE FROM DISPOSAL OF DISCONTINUED OPERATIONS

4. RECEIVABLE DUE FROM DISPOSAL OF DISCONTINUED OPERATIONS

As of June 30, 2024 and December 31, 2023, receivable due from disposal of discontinued operations was $700,000 and $300,000, respectively. Receivable due from disposal of discontinued operations mainly consisted of receivables from disposal of subsidiaries BEH and BEP.